Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 4,870	$ 14,075
Restricted cash	140	140
Prepaid expenses and other receivables	437	155
Total current assets	5,447	14,370
NON-CURRENT ASSETS:
Property, plant and equipment, net	10,825	11,245
Operating lease right-of-use assets	1,200	1,452
Total non-current assets	12,025	12,697
Total assets	17,472	27,067
CURRENT LIABILITIES:
Trade payables	535	716
Operating lease liabilities	396	382
Other payables	849	1,240
Total current liabilities	1,780	2,338
NON-CURRENT LIABILITIES:
Warrants liability	96	5,329
Loan from others	19,368	20,082
Non-current operating lease liabilities	797	1,078
Total non-current liabilities	20,261	26,489
SHAREHOLDERS’ DEFICIT:
Ordinary shares of no par value: Authorized: 20,000,000,000 shares at December 31, 2023 and 20,000,000,000 at December 31, 2022; Issued and outstanding 1,857,169,984 shares at December 31, 2023 and 989,290,784 shares at December 31, 2022
Additional paid-in capital	119,506	116,082
Accumulated deficit	(122,335)	(115,835)
Accumulated other comprehensive loss	(1,740)	(2,007)
Total shareholders’ deficit	(4,569)	(1,760)
Total liabilities and shareholders’ deficit	$ 17,472	$ 27,067